Unaudited consolidated statement of changes in equity - USD ($)	Share capital PIPE Osisko	Share capital PIPE Sprott	Share capital PIPE BlackRock	Share capital PIPE A and PIPE B	Share capital Backstop facility Osisko	Share capital Glencore	Share capital Public shareholders - non-redemption	Share capital	Additional Paid-in Capital	Accumulated Deficit	PIPE Osisko	PIPE Sprott	PIPE BlackRock	PIPE	PIPE A and PIPE B	Backstop facility Osisko	Glencore	Public shareholders - non-redemption	Total
Balance as of beginning at Dec. 31, 2021								$ 1,000	$ 24,000	$ 4,037,000									$ 4,062,000
Contribution of conversion price in excess of fair value of warrants									721,000										721,000
Net loss										(11,767,000)									(11,767,000)
Balance as of ending at Jun. 30, 2022								1,000	745,000	(7,730,000)									(6,984,000)
Balance as of beginning at Dec. 31, 2021								1,000	24,000	4,037,000									4,062,000
Net loss																			(24,968,000)
Balance as of ending at Dec. 31, 2022								1,000	969,000	(20,931,000)									(19,961,000)
Contribution of conversion price in excess of fair value of warrants									198,000										198,000
Amount in excess of the face value over the present value on related promissory note									69,000										69,000
Issue of shares	$ 15,000,000	$ 15,000,000	$ 45,000,000	$ 184,517,000	$ 25,000,000		$ 34,431,000				$ 15,000,000	$ 15,000,000	$ 45,000,000		$ 184,517,000	$ 25,000,000		$ 34,431,000
Rollover shares - Glencore						$ 100,000,000											$ 100,000,000
Share issuance cost								(5,763,000)						$ (3,989,000)					(5,763,000)
Net loss										(32,263,000)									(32,263,000)
Balance as of ending at Jun. 30, 2023								$ 413,186,000	$ 1,236,000	$ (53,194,000)									$ 361,228,000